Income tax and contribution (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Schedule of Breakdown of Deferred Income Tax and Social Contribution

Description	December 31, 2021	Profit or loss	December 31, 2022

Temporary differences liabilities
Fair value of TAP Bond	(31,549)	31,549	—
Financial instruments	(95,208)	95,208	—
Breakage	(138,624)	(38,260)	(176,884)
Others	(516)	—	(516)
	(265,897)	88,497	(177,400)
Temporary differences assets	265,897	(88,497)	177,400
Total	—	—	—

Schedule of Income Tax and Social Contribution

	December 31,
Description	2022	2021	2020

Loss before income tax and social contribution	(722,367)	(4,213,208)	(11,077,214)
Combined nominal tax rate	34%	34%	34%
Taxes calculated at nominal rates	245,605	1,432,491	3,766,253

Adjustments to determine the effective rate
Profits from non-taxed investments abroad	100,586	—	—
Unrecorded benefit on tax losses and temporary differences	(700,826)	(1,311,394)	(3,257,190)
Permanent differences	331,406	(116,876)	(244,011)
Rate differential	29,189	—	—
Others	(5,960)	(4,221)	(22,547)
	—	—	242,505

Current income tax and social contribution	—	—	(11)
Deferred income tax and social contribution	—	—	242,516
Income tax and social contribution credit (expense)	—	—	242,505

Effective rate	—%	—%	2%

Schedule of Income Tax Losses Offsetting Against Future Taxable Profits
The Company has tax losses that are available indefinitely for offset against 30% of future taxable profits, as follows:

	December 31,
Description	2022	2021	2020

Tax loss and negative bases	12,863,038	8,843,805	5,751,867
Tax loss (25%)	3,215,760	2,210,951	1,437,967
Negative social contribution base (9%)	1,157,673	795,942	517,668